Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures (Effect of Cash Flow Hedging Relationships on Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Effective portion of gain/(loss) reclassified from accumulated other comprehensive loss	$ (28)		$ (3)
Ineffective Portion			$ 0	$ 0
Interest Expense [Member] | Interest Rate Cap [Member]
Effective portion of gain/(loss) reclassified from accumulated other comprehensive loss	(28)
Ineffective Portion